COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
MG Cleaners Llc [Member]
Commitments and Contingencies Disclosure [Text Block]
NOTE 7 – COMMITMENTS AND CONTINGENCIES.

Future maturities of required payments under capital and operating leases as of December 31, 2016 are as follows:

Operating Leases
2017	$24,000
2018	36,000
2019	36,000
2020	19,500
2021	-

Totals	$115,500

Litigation

From time to time, MG may be subject to routine litigation, claims, or disputes in the ordinary course of business. In the opinion of management; no pending or known threatened claims, actions or proceedings against MG are expected to have a material adverse effect on MG’s financial position, results of operations or cash flows. MG cannot predict with certainty, however, the outcome or effect of any of the litigation or investigatory matters specifically described above or any other pending litigation or claims. There can be no assurance as to the ultimate outcome of any lawsuits and investigations.

Leases

The Company has entered into various leases for office and storage facilities for terms ranging from month to month to three years. At December 31, 2016, the Company was engaged in on month to month lease which requires a 90 day termination notice. Rent expense for the six months ended June 30, 2017 and 2016 for these leases amounted to $14,830 and $18,503, respectively.

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Future maturities of required payments under capital and operating leases as of December 31, 2016 are as follows:

Operating Leases
2017	$24,000
2018	36,000
2019	36,000
2020	19,500
2021	-

Totals	$115,500

Litigation

From time to time, MG may be subject to routine litigation, claims, or disputes in the ordinary course of business. In the opinion of management; no pending or known threatened claims, actions or proceedings against MG are expected to have a material adverse effect on MG’s financial position, results of operations or cash flows. MG cannot predict with certainty, however, the outcome or effect of any of the litigation or investigatory matters specifically described above or any other pending litigation or claims. There can be no assurance as to the ultimate outcome of any lawsuits and investigations.

Leases

The Company has entered into various leases for office and storage facilities for terms ranging from month to month to three years. At December 31, 2016, the Company was engaged in on month to month lease which requires a 90 day termination notice. Rent expense for years ended December 31, 2016 and 2015 for these leases amounted to $49,332 and $48,286, respectively.